Sale of Securities (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 11, 2023	Sep. 08, 2023	Aug. 11, 2023	Apr. 30, 2023	Jan. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Gross proceeds		$ 3,999,480
Class of Warrant or Right, Outstanding	1,388,879						1,388,879		1,388,879		250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.002
Debt Instrument, Description	The September 2023 Offering closed on September 13, 2023. The Pre-Funded Warrants are exercisable at any time after the date of issuance and have no expiration date. The holder of Pre-Funded Warrants may not exercise the warrants if the holder, together with its affiliates, would beneficially own more than 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise.		The WFIA Pre-Funded Warrants have no expiration date and are exercisable immediately at an exercise price of
Payments for Other Fees		$ 688,929
Proceeds from issuance of common stock and pre-funded common stock purchase warrants, net of fees				$ 3,300,000					$ 6,151,288			$ 20,374,218
Stock Issued During Period, Value, New Issues							$ 1,621,939	$ 218,798				$ 20,374,218
Purchase Agreement [Member] | Maximum [Member]
Proceeds from issuance of common stock and pre-funded common stock purchase warrants, net of fees					$ 12,000,000
ATM Agreement [Member] | H.C. Wain Wright and Co LLC [Member]
Proceeds from issuance of common stock and pre-funded common stock purchase warrants, net of fees							$ 1,595,429		$ 1,696,407
Sale of stock							76,943		82,410
Sale of stock commission percent						3.00%
ATM Agreement [Member] | Maximum [Member] | H.C. Wain Wright and Co LLC [Member]
Proceeds from issuance of common stock and pre-funded common stock purchase warrants, net of fees						$ 4,970,000
Series A Warrant [Member]
Class of Warrant or Right, Outstanding		86,000
[custom:ClassOfWarrantOrRightFairValuePerWarrants-0]		$ 11.55
Series B Warrant [Member]
Class of Warrant or Right, Outstanding	260,261						260,261		260,261
[custom:ClassOfWarrantOrRightFairValuePerWarrants-0]	$ 11.55						$ 11.55		$ 11.55
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.55	$ 0.002					$ 11.55		$ 11.55
WFIA Pre Funded Warrants [Member]
Class of Warrant or Right, Outstanding			341,912
Common Stock [Member]
New shares , issued							88,943	37,369				208,333
Stock Issued During Period, Value, New Issues							$ 9	$ 4				$ 21
Common Stock [Member] | Purchase Agreement [Member]
New shares , issued					18,402
Proceeds from issuance of common stock and pre-funded common stock purchase warrants, net of fees							$ 196,167		$ 450,427
Issuance of common stock					225,000
Stock Issued During Period, Value, New Issues					$ 400,409
Sale of stock							12,000		25,500
Private Placement [Member]
Proceeds from issuance of common stock and pre-funded common stock purchase warrants, net of fees				$ 1,000,000
Private Placement [Member] | Common Stock [Member]
New shares , issued				91,158
Share price				$ 10.97
Gross proceeds				$ 1.0